Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

11. Cash and cash equivalents

Accounting policies

Cash and cash equivalents include cash on hand, deposits held at call with external financial institutions and other short- term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2021	2020
Cash	$39,578	$42,880
Cash equivalents	$153,384	$31,745
Cash and cash equivalents	$192,962	$74,625

Designated cash

In July 2021, the Company designated $30.0 million to a separate bank account to be used exclusively to settle potential liabilities arising from claims against Directors and Officers covered under the Company’s Directors and Officers Insurances Policy (“D&O Policy”). Setting up the designated account has significantly reduced the premiums associated with the D&O Policy. The Company expects to continue to designate this cash balance for this sole use under the current D&O Policy.